PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5      PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As at December 31, 2015	As at December 31, 2016

At cost:
Buildings	1,049,376	1,652,641
Data center equipment	891,089	1,349,069
Leasehold improvement	554,450	1,202,979
Furniture and office equipment	32,001	31,270
Vehicles	2,728	3,199

	2,529,644	4,239,158
Less: Accumulated depreciation	(421,475)	(613,658)

	2,108,169	3,625,500
Construction in progress	404,518	697,391

Property and equipment, net	2,512,687	4,322,891

(1)	The carrying amounts of the Company’s property and equipment acquired under capital leases and other financing arrangement at the respective balance sheet dates were as follows:

	As at December 31, 2015	As at December 31, 2016

At cost:
Buildings(note)	627,874	1,286,079
Data center equipment	12,718	26,375

	640,592	1,312,454
Less: Accumulated depreciation	(32,061)	(64,151)

	608,531	1,248,303

Note: This item included those buildings under construction, of RMB205,000 and RMB313,721, respectively, as of December 31, 2015 and 2016.

(2)

Depreciation of property and equipment (including assets acquired under capital leases and other financing arrangement) was RMB77,946, RMB135,864 and RMB212,873 for the years ended December 31, 2014, 2015 and 2016, respectively, and included in the following captions:

	Year ended December 31,
	2014	2015	2016

Cost of revenue	71,024	131,097	206,724
General and administrative expenses	6,922	4,767	5,425
Research and development expenses	—	—	724

	77,946	135,864	212,873

(3)	Property and equipment with net a book value of RMB579,524 and RMB512,566 was pledged as security for bank loans (note 10) as of December 31, 2015 and 2016, respectively.

(4)

As of December 31, 2015 and 2016, payables for purchase of property and equipment that are contractually due beyond one year of RMB 31,152 and RMB37,126 are recorded in other long-term liabilities in the consolidated balance sheets.